As filed with the Securities and Exchange Commission on July 16, 2019

1933 Act File No. 333-231065

1940 Act File No. 811-23174

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2  X

Post-Effective Amendment No. _

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 9   X

FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Approximate Date of Proposed Public Offering: As soon as possible after the effectiveness of the Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. X

It is proposed that this filing will become effective (check appropriate box):

X when declared effective pursuant to section 8(c)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)(2)	Proposed Maximum Offering Price per Unit (3)	Proposed Maximum Aggregate Offering Price (2) (3)	Amount of Registration Fee (2)(3) (4)
Common shares of beneficial interest	14,819,580.98 shares	$10.01	$148,344,005.61	$17,979.29

(1)	Amount of unsold shares of beneficial interest being carried forward by this filing.
(2)	This amount represents shares of beneficial interest previously registered on Form N-2 (333-212613) and being carried forward by this filing as permitted by Rule 415(a)(6) and Rule 457(p) under the Securities Act of 1933.
(3)	Shares are offered at net asset value, which will vary. The proposed maximum offering price per unit is calculated based on the net asset value per share of Registrant’s shares as of April 22, 2019.
(4)	A filing fee was previously paid to the Securities and Exchange Commission in connection with the registration of the unsold shares of beneficial interest being carried forward by this filing. No Registration fee is included with this filing, as permitted by Rule 457(p).

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-231065) of Federated Project and Trade Finance Tender Fund (the “Registration Statement”) is being filed solely for the purpose of filing certain exhibits. No changes are intended to be made to Parts A and B of the Registration Statement, which were included in Pre-Effective Amendment No. 1 to the Registration Statement, filed on June 28, 2019 (Accession No. 0001623632-19-000870) (“Pre-Effective Amendment No. 1”). Therefore, Parts A and B of the Registration Statement are incorporated herein by reference.

PART A – PROSPECTUS

The Registrant’s Prospectus is incorporated herein by reference to Part A of Pre-Effective Amendment No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Registrant’s Statement of Additional Information is incorporated herein by reference to Part B of Pre-Effective Amendment No. 1.

PART C. OTHER INFORMATION.

Item 25.	Financial Statements and Exhibits

(1)Financial	Statements

Included in Part A:

Financial Highlights for period ended March 31, 2019

Included in Part B:

Portfolio of Investments.*

Financial Highlights.*

Statement of Assets and Liabilities.*

Statement of Operations.*

Statement of Changes in Net Assets.*

Statement of Cash Flows.*

Notes to Financial Statements.*

Report of Independent Registered Public Accounting Firm.*

*Incorporated by reference to the Registrant’s Form N-CSR filed with the

Securities and Exchange Commission on May 29, 2019

(Accession No. 0001623632-19-000736).

(2)	Exhibits:

(a)(i) Conformed copy of Certificate of Trust of the Registrant; (1)

(ii) Conformed copy of Declaration of Trust of the Registrant; (2)

(b) (i) Copy of By-Laws of the Registrant; (2)

(ii) Copy of Amendment #1 to the By-Laws of the Registrant (effective August 17, 2018); (6)

(c) Not applicable;

(d) Refer to Exhibits (a)(ii) and (b);

(e) Copy of Registrant’s dividend reinvestment plan; (2)

(f) Not applicable;

(g)(i)Conformed copy of investment advisory contract between Registrant and FIMCO; (2)

(ii) Conformed copy of subadvisory agreement among FIMCO, the Registrant and Federated Investors (UK) LLP; (2)

(iii) Conformed copy of Limited Power of Attorney to investment advisory contract, dated June 1, 2017; (5)

(iv) Conformed copy of Limited Power of Attorney to subadvisory agreement, dated June 1, 2017; (5)

(h) Conformed copy of Distributor’s Contract; (2)

(i) Not applicable;

(j)	Conformed copy of Custodian Agreement; (5)
(k)	(i) Conformed copy of Agency Agreement between Registrant and DST Systems, Inc.; (4)

(ii)Conformed copy of Amended & Restated Agreement for Administrative Services; (2)

(iii) Conformed copy of Addendum to the Agency Agreement, dated June 29, 2017; (5)

(iv) Conformed copy of Second Amended and Restated Agreement for Administrative Services, dated September 1, 2017; (6)

(v) Conformed copy of Financial Administration and Accounting Services Agreement, revised March 5, 2018; (6)

(l)	Conformed copy of Opinion and Consent of K&L Gates LLP; (+)
(m)	Not applicable;
(n)	Conformed copy of Consent of Independent Registered Public Accounting Firm; (7)

(o) Not applicable;

(p) Conformed copy of Initial Capital Understanding; (2)

(q) Not applicable;

(r) Conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, dated January 1, 2016; (2)

(s) Power of Attorney. (2)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO AN AMENDMENT OF THE REGISTRANT FILED ON FORM N-2 (FILE NO. 811-23174)
1	Initial Registration Statement (333-212613) filed July 21, 2016
2	Pre-Effective Amendment #1 (333-212613) filed October 28, 2016
3	Pre-Effective Amendment #2 (333-212613) filed December 2, 2016
4	Post-Effective Amendment #1 (333-212613) filed June 7, 2017
5	Post-Effective Amendment #3 (333-212613) filed May 14, 2018
6	Registration Statement (333-231065) filed April 26, 2019
7	Pre-Effective Amendment #1 (333-231065) filed June 28, 2019

Item 26.	Marketing Arrangements

Distribution contract incorporated by reference to Pre-Effective Amendment #1 filed October 28, 2016.

Item 27.	Other Expenses of Issuance and Distribution

Not applicable.

Item 28.	Persons Controlled by or Under Common Control with the Fund:

None.

Item 29.	Number of Holders of Securities

Set forth below is the number of record holders as of May 31, 2019, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common shares of beneficial interest	4

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's By-Laws, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant or its series is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contract, and Sub-Advisory Agreement as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment adviser, and sub-adviser as applicable, (collectively, "Advisers") of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the By-Laws, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31. Business and Other Connections of Investment Adviser (Federated Investment Management Company):

For a description of the other business of the Investment Adviser, see the section entitled “Management of the Fund” in Part A. The affiliations with the Registrant of two of the Trustees and three of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Management of the Fund." The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Anne H. Kruczek

Marian R. Marinack

Mary Jo Ochson

Jeffrey A. Petro

Ihab Salib

Michael W. Sirianni, Jr.

Steven J. Wagner

Paige Wilhelm

Vice Presidents:

Christopher S. Bodamer

G. Andrew Bonnewell

Hanan Callas

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Joseph A. Delvecchio

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

Nathan H. Kehm

John C. Kerber

J. Andrew Kirschler

Allen J. Knizer

Tracey Lusk

Karen Manna

Daniel James Mastalski

Robert J. Matthews

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Kyle Stewart

Patrick J. Strollo, III

Mary Ellen Tesla

Timothy G. Trebilcock

Nicholas S. Tripodes

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

John Badeer

Patrick Benacci

David B. Catalene

Nicholas Cecchini

James Chelmu

Joseph Engel

Brandon Ray Hochstetler

Nick Navari

Bradley Payne

John W. Scullion

Steven J. Slanika

Randal Stuckwish

James D. Thompson

Michael S. Wilson

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31 Business and Other Connections of Investment Sub-Adviser (Federated Investors (UK) LLP):
For a description of the other business of the Investment Sub-Adviser, see the section entitled “Management of the Fund” in Part A. The affiliation with the Registrant of five of the Officers of the Investment Sub-Adviser is included in Part B of this Registration Statement under "Management of the Fund." The Trustees of the Investment Sub-Adviser and, in parentheses, their principal occupations are: Gordon J. Ceresino, (President, Federated International Management Limited; executive director for international distribution); Gregory P. Dulski, (Senior Corporate Counsel, Federated Investors, Inc.); and Denis McAuley III, (Vice President, Federated Investors, Inc.). The business address of the Trustees is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The business address of the Officers of the Investment Adviser is noted below.
The Officers of the Investment Sub-Adviser are:
President/ Chief Executive Officer:	Gordon J. Ceresino[1]
Senior Vice President:	Deborah A. Cunningham [1] Dennis Gepp[3] Robert Ostrowski[1]
Vice Presidents:	Patrick Bayliss[3] Gregory P. Dulski[1] Mohammed Hassan Elmi[3] Christopher McGinley[1] Gary Skedge[3] Robert J. Wagner[2]
Assistant Vice President:	Ketan Shah[3]
Managing Director and Chief Investment Officer:	Dennis Gepp[3]
Chief Operating Officer:	Judith Benson[3]
Chief Compliance Officer:	Stephen Van Meter[1]
Treasurer:	Richard A. Novak[1]
Assistant Treasurer:	Jeremy D. Boughton[1]

1 Federated Investors Tower, 1001 Liberty Ave., Pittsburgh, PA 15222
2 4000 Ericsson Dr., Warrendale, PA 15086
3 150 Cheapside, London, EC2V 6ET, England

Item 32.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated Project and Trade Finance Tender Fund	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing)
Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investors (UK) LLP (“Sub-Adviser”)	150 Cheapside London EC2V 6ET England
DST Systems, Inc. (“Transfer Agent and Dividend Disbursing Agent”)	333 West 11th Street Kansas City, MO 64105
State Street Bank and Trust Company (“Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 33.	Management Services: Not applicable.

Item 34.	Undertakings:

1.  Not applicable.

2.  Not applicable.

3.  Not applicable.

4.  The Registrant undertakes:

(a)  To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)  to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(2)  to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)  to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)  That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)  To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)  That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C:  Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)  That, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.  Not applicable.

6.  The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED PROJECT AND TRADE FINANCE TENDER FUND, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of July, 2019.

FEDERATED PROJECT AND TRADE FINANCE TENDER FUND
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	July 16, 2019
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

Exhibit List

(l) Conformed copy of Opinion and Consent of K&L Gates LLP;